Goodwill	12 Months Ended
Dec. 31, 2017
Intangible assets other than goodwill [abstract]
Disclosure of goodwill [text block]
Note 18 Goodwill

The goodwill movements is detailed as follows:

Goodwill
ThCh$
As of January 1, 2016
Historic cost	99,490,372
Book Value	99,490,372

As of December 31, 2016
Additions for business combination (1)	234,476
Conversion effect	(2,798,297)
Book Value	96,926,551

As of December 31, 2016
Historic cost	96,926,551
Book Value	96,926,551

As of December 31, 2017
Conversion effect	(2,309,077)
Book Value	94,617,474

As of December 31, 2017
Historic cost	94,617,474
Book Value	94,617,474

(1) See Note 1, point (2).

Goodwill on investments acquired in business combinations is assigned as of the acquisition date to the Cash Generating Units (CGU), or group of CGUs that it is expected will benefit from the business combination synergies. The carrying amount of goodwill of the investments assigned to the CGUs within the Company’s segments is detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2017	As of December 31, 2016
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	47,443	47,443
	Subtotal	43,992,924	43,992,924
International Business	CCU Argentina S.A. and subsidiaries	5,355,254	6,851,916
	Marzurel S.A., Coralina S.A. and Milotur S.A.	6,956,760	7,260,675
	Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.	5,896,392	6,404,892
	Subtotal	18,208,406	20,517,483
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Subtotal	32,416,144	32,416,144
Total		94,617,474	96,926,551

Goodwill assigned to the CGU is subject to impairment tests annually or with a higher frequency in case there are indications that any of the CGU could experience impairment. The recoverable amount of each CGU is determined as the higher of value in use or fair value less costs to sell. To determine the value in use, the Company has used cash flow projections over a 5-year span, based on the budgets and projections reviewed by Management for the same term and with an average grown-rate of 3%. The rates used to discount the projected cash flows reflect the market assessment of the specific risks related to the corresponding CGU. The pre-tax discount rates used range from a 9.2% to 10.9%. Given the materiality of the amounts involved, it was not considered relevant to describe additional information in this Note. A reasonable change in assumptions would not result in an impairment to goodwill.

As December 31, 2017, the Company has not identified any evidence of impairment of goodwill.